UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: August 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. The remaining series of the Registrant have a fiscal year end other than November 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 89.5%
Aerospace - 0.2%
Leonardo Spa, 1.5%, 6/07/2024	EUR	1,000,000	$1,184,289

Airlines - 0.2%
Go-Ahead Group Plc, 2.5%, 7/06/2024	GBP	650,000	$847,871
Ryanair Ltd., 1.125%, 3/10/2023	EUR	550,000	669,991

			$1,517,862
Apparel Manufacturers - 0.2%
Coach, Inc., 4.125%, 7/15/2027		$1,326,000	$1,333,966

Asset-Backed & Securitized - 6.7%
Atrium CDO Corp., 2011-A, “BR”, FLR, 2.812%, (U.S. LIBOR-3mo. + 1.5%) 10/23/2025 (n)		$2,500,000	$2,501,588
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.017%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)		1,511,103	1,514,466
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.377%, (U.S. LIBOR-1mo. + 1.15%) 3/15/2028 (n)		1,745,360	1,756,361
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.227%, (U.S. LIBOR-1mo. + 1%) 6/15/2028 (z)		1,458,345	1,468,021
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,190,028
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,588,466
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,375,034
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 2.854%, (LIBOR-3mo. + 1.55%) 10/15/2026 (n)		638,000	637,354
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 2.954%, (U.S. LIBOR-3mo. + 1.65%) 1/17/2026 (n)		2,503,042	2,513,054
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)		3,503,000	3,537,043
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FLR, 1.627%, (LIBOR-1mo. + 0.4%) 1/15/2020		4,839,000	4,843,661
HarbourView CLO VII Ltd., “B1R”, FLR, 2.967%, (U.S. LIBOR-3mo. + 1.65%) 11/18/2026 (n)		2,559,988	2,559,957
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		475,462	475,367
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,260,534
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FLR, 6.157%, 6/15/2049		938,869	961,260
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.834%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)		3,473,850	3,489,489
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	715,914
Morgan Stanley Capital I Trust, “AM”, FLR, 5.928%, 4/15/2049		5,042	5,118
Octagon Investment Partners XV, Ltd., FLR, 2.764%, (U.S. LIBOR-3mo. + 1.45%) 10/25/2025 (n)		3,210,287	3,210,248
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,569,572

			$43,172,535
Automotive - 2.4%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	650,000	$778,047
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,600,000	1,977,760
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,400,000	1,701,873
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,195,687
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	905,717
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	772,021
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	421,044
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,000,000	1,354,264
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,112,374
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (z)	EUR	1,000,000	1,214,259
RCI Banque S.A., 1.25%, 6/08/2022	EUR	500,000	612,604
Volkswagen Leasing Gmbh Medium Term Note Fixed, 1.375%, 1/20/2025	EUR	1,000,000	1,191,359
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,319,328

			$15,556,337
Banks & Diversified Financials (Covered Bonds) - 0.2%
BPER Banca, 5.125% to 5/31/2022. FLR to 5/31/2027	EUR	1,000,000	$1,235,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020		$1,780,000	$1,939,873

Broadcasting - 0.5%
Omnicom Group, Inc., 3.6%, 4/15/2026		$910,000	$925,929
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	800,000	1,012,168
Time Warner, Inc., 3.8%, 2/15/2027		$987,000	993,654

			$2,931,751
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$645,000	$649,285
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		604,000	614,633
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,061,410
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		935,000	952,745

			$3,278,073
Building - 0.8%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	930,000	$1,197,096
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	845,373
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	453,436
Masco Corp., 4.45%, 4/01/2025		355,000	382,726
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,695,182
Owens Corning, 3.4%, 8/15/2026		816,000	812,212

			$5,386,025
Business Services - 0.7%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,291,627
Equinix, Inc., 5.75%, 1/01/2025		894,000	961,050
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		435,000	460,041
Fidelity National Information Services, Inc., 1.1%, 7/15/2024	EUR	180,000	214,797
Fidelity National Information Services, Inc., 5%, 10/15/2025		$126,000	142,880
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,069,039
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		534,000	557,632

			$4,697,066
Cable TV - 1.3%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,061,000	$1,214,338
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		1,189,000	1,205,979
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	502,459
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	660,062
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	878,850
Sky PLC, 2.5%, 9/15/2026	EUR	1,300,000	1,681,606
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	328,875
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,477,000	1,569,313

			$8,041,482
Chemicals - 0.5%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$1,030,160
Huntsman International LLC, 5.125%, 4/15/2021	EUR	500,000	677,068
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	740,000	927,501
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	700,000	828,288

			$3,463,017
Computer Software - 0.3%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$1,992,022

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - Systems - 0.6%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$2,626,233
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	621,551
Apple, Inc., 4.25%, 2/09/2047		$276,000	299,101

			$3,546,885
Conglomerates - 0.4%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	450,000	$542,361
Johnson Controls International PLC, 4.5%, 2/15/2047		$226,000	242,027
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		581,000	605,961
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	989,201

			$2,379,550
Consumer Products - 0.7%
Essity AB, 1.125%, 3/27/2024	EUR	1,000,000	$1,210,602
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	650,000	867,926
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$2,345,000	2,342,647

			$4,421,175
Consumer Services - 1.2%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,150,000	$1,410,510
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	465,281
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	380,000	485,621
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,752,217
Visa, Inc., 2.8%, 12/14/2022		$1,116,000	1,144,750
Visa, Inc., 4.15%, 12/14/2035		884,000	967,674
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,258,087

			$7,484,140
Containers - 0.2%
Ball Corp., 5.25%, 7/01/2025		$455,000	$495,950
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	625,000	843,642

			$1,339,592
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/2022	GBP	500,000	$729,597

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$293,495

Electronics - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$610,000	$627,761
Intel Corp., 3.15%, 5/11/2027		1,007,000	1,027,796
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,175,000	1,425,834

			$3,081,391
Emerging Market Quasi-Sovereign - 2.5%
BRPL International Singapore Pte Ltd., 4.375%, 1/18/2027		$1,500,000	$1,576,752
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		1,600,000	1,644,503
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		3,108,000	3,360,525
Gazprom OAO Via Gaz Capital S.A, 4.95%, 2/06/2028		1,562,000	1,586,617
Pertamina PT, 6%, 5/03/2042 (n)		1,600,000	1,781,442
Petrobras Global Finance B.V., 6.125%, 1/17/2022		2,972,000	3,150,320
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,420,000	1,587,702
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,509,000	1,523,534

			$16,211,395

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 2.5%
Dominican Republic, 8.625%, 4/20/2027		$1,328,000	$1,623,480
Republic of Argentina, 5.625%, 1/26/2022		1,500,000	1,569,000
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,814,160
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	703,762
Republic of Indonesia, 7%, 5/15/2022	IDR	83,454,000,000	6,442,634
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	505,000	614,764
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,675,350
Russian Federation, 4.875%, 9/16/2023 (n)		1,400,000	1,530,900

			$15,974,050
Energy - Independent - 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,700,000	$1,699,510

Entertainment - 0.4%
Carnival Corp., 1.875%, 12/15/2017		$1,106,000	$1,107,052
Carnival Corp., 1.875%, 11/07/2022	EUR	1,120,000	1,426,675

			$2,533,727
Financial Institutions - 0.2%
AerCap Ireland Capital Co., 3.65%, 7/21/2027		$1,299,000	$1,300,925
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		150,000	159,892

			$1,460,817
Food & Beverages - 1.5%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$775,582
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$454,000	482,730
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		796,000	886,214
Coca-Cola Co., 1.1%, 9/02/2036	EUR	230,000	251,058
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	707,891
Constellation Brands, Inc., 4.25%, 5/01/2023		$3,211,000	3,466,698
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	738,748
Kraft Heinz Foods Co., 5.2%, 7/15/2045		116,000	125,946
Kraft Heinz Foods Co., 4.375%, 6/01/2046		495,000	479,951
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,969,248

			$9,884,066
Insurance - 0.6%
American International Group, Inc., 1.875%, 6/21/2027	EUR	330,000	$399,583
BUPA Finance PLC, 2%, 4/05/2024	GBP	600,000	783,828
Old Mutual PLC, 7.875%, 11/03/2025	GBP	950,000	1,458,803
Unum Group, 4%, 3/15/2024		$1,000,000	1,056,212

			$3,698,426
Insurance - Health - 0.8%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$1,053,239
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,554,000	1,592,450
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,208,089

			$4,853,778
Insurance - Property & Casualty - 1.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$754,877
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	475,000	541,847
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$318,000	321,448
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	760,162
CNA Financial Corp., 5.875%, 8/15/2020		1,000,000	1,101,602

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$1,149,000	$1,242,577
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	389,347
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	400,000	519,130
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	1,043,514
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	449,622
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	450,000	661,276
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	830,000	978,193

			$8,763,595
International Market Quasi-Sovereign - 0.1%
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$769,000	$788,932

International Market Sovereign - 29.0%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	580,000	$494,921
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	4,194,000	6,622,465
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	843,000	1,696,411
Federal Republic of Germany, 4%, 1/04/2037	EUR	480,000	893,815
Government of Canada , 0.5%, 3/01/2022	CAD	19,295,000	14,791,829
Government of Canada, 2.5%, 6/01/2024	CAD	3,549,000	2,991,079
Government of Canada, 5.75%, 6/01/2033	CAD	5,156,000	6,135,010
Government of Canada, 4%, 6/01/2041	CAD	1,129,000	1,186,727
Government of Japan, 1.8%, 3/20/2043	JPY	656,100,000	7,459,195
Government of Japan, 0.4%, 9/20/2025	JPY	206,500,000	1,947,357
Government of Japan, 0.3%, 12/20/2025	JPY	51,500,000	481,894
Government of Japan, 2.2%, 9/20/2027	JPY	1,580,900,000	17,526,441
Government of Japan, 1.7%, 9/20/2032	JPY	591,200,000	6,506,776
Government of Japan, 1.5%, 3/20/2034	JPY	1,594,000,000	17,137,222
Government of Japan, 2.4%, 3/20/2037	JPY	806,600,000	9,877,301
Government of Japan, 2%, 3/20/2052	JPY	176,700,000	2,116,993
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,557,000	5,946,394
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	10,168,000	1,788,498
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	18,925,000	3,414,755
Kingdom of Spain, 5.4%, 1/31/2023	EUR	3,726,000	5,617,708
Kingdom of Spain, 2.75%, 10/31/2024	EUR	3,050,000	4,092,966
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,372,000	3,824,094
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,829,673
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,720,000	4,892,408
Republic of Austria, 1.75%, 10/20/2023	EUR	791,000	1,044,549
Republic of France, 4.75%, 4/25/2035	EUR	1,591,000	2,954,119
Republic of France, 4.5%, 4/25/2041	EUR	1,861,000	3,550,710
Republic of Italy, 5.5%, 9/01/2022	EUR	6,490,000	9,482,099
Republic of Italy, 3.75%, 3/01/2021	EUR	8,599,000	11,465,142
Republic of Portugal, 4.95%, 10/25/2023	EUR	5,161,000	7,313,498
United Kingdom Treasury, 5%, 3/07/2018	GBP	735,000	974,284
United Kingdom Treasury, 8%, 6/07/2021	GBP	717,000	1,197,206
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,537,000	4,305,177
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,186,000	2,111,284
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,407,000	2,593,252
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	4,214,000	7,182,909
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	874,000	1,768,514
United Kingdom Treasury, 4%, 1/22/2060	GBP	398,000	904,120

			$186,118,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$737,299
Province of British Columbia, 2.3%, 6/18/2026	CAD	1,100,000	869,676

			$1,606,975
Major Banks - 5.3%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$1,763,727
Allied Irish Banks PLC, 4.125% to 11/26/2020, FRN to 11/26/2025	EUR	1,200,000	1,530,323
Bank of America Corp., 2.625%, 4/19/2021		$658,000	664,972
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,118,466
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FLR to 2/07/2028		1,341,000	1,386,726
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,181,480
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/2023	GBP	300,000	395,491
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	511,578
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	603,420
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		648,000	652,402
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		1,831,000	1,903,162
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,120,799
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	938,752
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,368,060
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		1,095,000	1,114,649
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		1,157,000	1,224,888
Morgan Stanley, 2.2%, 12/07/2018		709,000	713,233
Morgan Stanley, 2.5%, 4/21/2021		749,000	754,047
Morgan Stanley, 5.5%, 7/28/2021		484,000	539,649
Morgan Stanley, 3.125%, 7/27/2026		1,212,000	1,196,210
Morgan Stanley, 2.625%, 3/09/2027	GBP	500,000	661,340
Morgan Stanley, 3.95%, 4/23/2027		$1,850,000	1,891,175
Nationwide Building Society, 1.25%, 3/03/2025	EUR	700,000	856,469
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,480,106
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,000,000	1,232,472
UBS Group Funding (Switzerland) AG, FLR, 2.859%, (LIBOR-3mo. + 0.954%) 8/15/2023 (n)		$1,000,000	1,001,818
Wells Fargo & Co., 4.1%, 6/03/2026		1,000,000	1,050,096

			$33,855,510
Medical & Health Technology & Services - 1.2%
Baxter International, Inc., 1.3%, 5/30/2025	EUR	650,000	$783,343
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	477,310
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	271,051
HCA, Inc., 5.25%, 6/15/2026		788,000	848,085
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,082,626
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,793,607
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,323,000	1,350,461
Universal Health Services, Inc., 5%, 6/01/2026 (n)		893,000	940,999

			$7,547,482
Medical Equipment - 0.3%
Medtronic, Inc., 3.5%, 3/15/2025		$1,900,000	$2,003,033

Metals & Mining - 0.7%
Barrick Gold Corp., 4.1%, 5/01/2023		$785,000	$863,121
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	651,987
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,222,347
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	700,000	844,646
Kinross Gold Corp., 5.95%, 3/15/2024		$1,132,000	1,245,200

			$4,827,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - 1.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$849,218
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,960,000	1,997,452
Enbridge, Inc., 6% to 1/15/2027, FLR to 1/15/2077		1,090,000	1,153,176
Enterprise Products Operating LLC, 1.65%, 5/07/2018		887,000	886,605
ONEOK, Inc., 4.95%, 7/13/2047		1,794,000	1,795,598
Sabine Pass Liquefaction, 4.2%, 3/15/2028		792,000	795,099
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,326,255

			$8,803,403
Mortgage-Backed - 6.5%
Fannie Mae, 4.26%, 12/01/2019		$176,375	$185,670
Fannie Mae, 4.88%, 3/01/2020		351,913	364,805
Fannie Mae, 3.99%, 7/01/2021		537,477	575,612
Fannie Mae, 2.77%, 3/01/2022		358,884	370,898
Fannie Mae, 5%, 8/01/2040		1,025,326	1,122,321
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		8,443,814	8,960,819
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		10,906,729	11,822,242
Fannie Mae, 3.5%, 9/01/2045		2,258,729	2,341,886
Freddie Mac, 1.883%, 5/25/2019		2,440,000	2,448,790
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,661,484
Freddie Mac, 3.32%, 2/25/2023		12,000	12,715
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,417,400
Freddie Mac, 3.243%, 4/25/2027		2,733,000	2,878,404
Freddie Mac, 3.117%, 6/25/2027		1,161,873	1,210,377
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,491,271	2,685,463
Freddie Mac, 5%, 7/01/2041		1,696,030	1,871,338
Freddie Mac, 4%, 4/01/2044		125,399	132,571

			$42,062,795
Natural Gas - Distribution - 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$840,592
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,600,000	1,674,000

			$2,514,592
Network & Telecom - 1.6%
AT&T, Inc., 1.8%, 9/04/2026	EUR	400,000	$481,513
AT&T, Inc., 4.9%, 8/14/2037		$1,640,000	1,656,787
AT&T, Inc., 4.25%, 6/01/2043	GBP	450,000	629,890
AT&T, Inc., 4.75%, 5/15/2046		$651,000	623,965
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	400,000	687,512
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	800,000	963,402
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,665,179
Telecom Italia S.p.A./Milano, 3.625%, 1/19/2024	EUR	1,000,000	1,332,425
Verizon Communications, Inc., 2.946%, 3/15/2022		$2,046,000	2,082,692

			$10,123,365
Oils - 0.2%
Phillips 66, 4.875%, 11/15/2044		$1,179,000	$1,282,816

Other Banks & Diversified Financials - 1.4%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$774,155
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,372,667
Capital One Financial Corp., 3.2%, 2/05/2025		791,000	790,825
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	573,935
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,045,297

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
ING Groep N.V., 3.95%, 3/29/2027		$824,000	$864,552
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	509,142
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,537,805
U.S. Bancorp, 0.85%, 6/07/2024	EUR	470,000	562,528

			$9,030,906
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$524,000	$525,755

Pharmaceuticals - 0.5%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$2,543,098
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	536,460

			$3,079,558
Real Estate - Apartment - 0.4%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR to 12/31/2049	EUR	1,200,000	$1,518,852
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	650,000	832,347

			$2,351,199
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/2018		$545,000	$555,224
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	1,262,437

			$1,817,661
Retailers - 1.0%
Best Buy Co., Inc., 5.5%, 3/15/2021		$3,390,000	$3,688,485
Hanesbrands Finance, 3.5%, 6/15/2024 (z)	EUR	450,000	571,862
Home Depot, Inc., 3.35%, 9/15/2025		$2,338,000	2,448,435

			$6,708,782
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/2021		$1,000,000	$1,087,950
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	432,045

			$1,519,995
Specialty Stores - 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	600,000	$736,955

Supermarkets - 0.2%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	$690,629
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	250,000	349,348

			$1,039,977
Supranational - 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$498,583
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	509,849
International Finance Corp., 3.25%, 7/22/2019	AUD	855,000	693,810

			$1,702,242
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	560,000	$691,305
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	1,666,547
Crown Castle International Corp., 5.25%, 1/15/2023		1,400,000	1,561,417
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	515,343
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,563,000	1,615,751

			$6,050,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$679,422

Tobacco - 0.7%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	600,000	$715,043
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$1,341,000	1,424,120
Reynolds American, Inc., 3.25%, 6/12/2020		249,000	256,433
Reynolds American, Inc., 4%, 6/12/2022		391,000	414,718
Reynolds American, Inc., 4.45%, 6/12/2025		1,491,000	1,614,683

			$4,424,997
Transportation - Services - 0.4%
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	$794,208
Delhi International Airport, 6.125%, 10/31/2026 (n)		$1,500,000	1,616,250
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	476,610

			$2,887,068
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$743,914	$740,638

U.S. Treasury Obligations - 4.8%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$2,700,000	$3,539,953
U.S. Treasury Bonds, 4.5%, 2/15/2036		10,620,000	13,977,330
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	3,081,690
U.S. Treasury Bonds, 3.625%, 2/15/2044		8,458,000	9,965,903

			$30,564,876
Utilities - Electric Power - 2.4%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$1,011,715
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,199,180
EDP Finance B.V., 4.9%, 10/01/2019 (n)		554,000	582,387
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	324,063
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	374,931
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		1,190,000	1,276,833
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		1,000,000	1,208,750
Enel S.p.A., 6.625% to 9/15/2021, FLR to 9/15/2076	GBP	390,000	569,526
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,009,970
Exelon Corp., 3.497%, 6/01/2022		506,000	524,518
FirstEnergy Corp., 3.9%, 7/15/2027		397,000	405,581
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	647,812
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,252,000	1,298,859
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,244,000	1,240,365
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	862,642
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,702,345

			$15,239,477
Total Bonds			$574,719,449

Floating Rate Loans (g)(r) - 0.4%
Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 3.65%, 8/23/2019		$657,462	$659,864

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023		$873,846	$876,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 4.05%, 6/24/2021	$1,153,187	$1,159,365
Total Floating Rate Loans		$2,695,856

Investment Companies (h) - 8.0%
Money Market Funds - 8.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	51,546,092	$51,546,092

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit CDX Index - October 2017 @ $70 (Premium Paid, $98,686)	Put	Goldman Sachs & Co.	$102,619,121	100,700,000	$55,166

Other Assets, Less Liabilities - 2.1%					13,325,113
Net Assets - 100.0%					$642,341,676

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $51,546,092 and $577,470,471, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,723,370, representing 10.2% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR(U.S. LIBOR-1mo. + 0.01%), 2.227%, 6/15/2028	6/14/16	$1,458,345	$1,468,021
Hanesbrands Finance, 3.5%, 6/15/2024	5/19/16	503,865	571,862
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,458	389,347
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	3/16/17	1,084,893	1,214,259
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	804,120	867,926
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	577,857	614,764
Total Restricted Securities			$5,126,179
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/17

Forward Foreign Currency Exchange Contracts at 8/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	4,492,657	USD	3,536,462	Citibank N.A.	10/13/2017	$33,312
AUD	1,316,621	USD	1,041,724	Goldman Sachs International	10/13/2017	4,437
AUD	2,840,681	USD	2,234,952	JPMorgan Chase Bank N.A.	10/13/2017	22,196
CAD	2,282,995	USD	1,801,094	Merrill Lynch International	10/13/2017	27,861
CHF	4,259,000	USD	4,400,152	Barclays Bank PLC	10/13/2017	52,412
CZK	14,293,000	USD	648,635	JPMorgan Chase Bank N.A.	10/13/2017	5,207
EUR	852,209	USD	1,009,635	Brown Brothers Harriman	10/13/2017	6,975
EUR	39,068,796	USD	46,200,414	Goldman Sachs International	10/13/2017	405,208
ILS	3,267,000	USD	908,194	Deutsche Bank AG	10/13/2017	4,666
JPY	4,372,161,027	USD	39,612,677	Goldman Sachs International	10/13/2017	229,480
KRW	9,062,570,000	USD	7,953,600	JPMorgan Chase Bank N.A.	11/15/2017	88,770
MXN	42,129,463	USD	2,323,529	JPMorgan Chase Bank N.A.	10/13/2017	18,259
MYR	7,733,000	USD	1,806,101	Barclays Bank PLC	10/25/2017	1,056
NOK	6,204,546	USD	781,746	JPMorgan Chase Bank N.A.	10/13/2017	18,691
PLN	5,021,000	USD	1,393,913	JPMorgan Chase Bank N.A.	10/13/2017	13,863
RUB	40,717,000	USD	675,051	JPMorgan Chase Bank N.A.	9/11/2017	26,131
SEK	65,187,926	USD	8,054,385	Goldman Sachs International	10/13/2017	167,609
SGD	1,772,000	USD	1,303,501	JPMorgan Chase Bank N.A.	10/13/2017	3,677
THB	64,882,000	USD	1,931,012	JPMorgan Chase Bank N.A.	9/25/2017	24,515
USD	1,970,302	EUR	1,651,000	Barclays Bank PLC	10/13/2017	805
USD	3,254,861	GBP	2,495,098	Citibank N.A.	10/13/2017	24,185
USD	914,057	JPY	100,000,000	Citibank N.A.	10/13/2017	2,788
USD	2,942,665	GBP	2,253,932	Deutsche Bank AG	10/13/2017	24,255
USD	732,645	EUR	607,512	Goldman Sachs International	10/13/2017	7,937
USD	710,375	GBP	547,000	JPMorgan Chase Bank N.A.	10/13/2017	2,114
USD	509,998	NZD	709,000	JPMorgan Chase Bank N.A.	10/13/2017	1,300
ZAR	15,132,000	USD	1,132,214	Barclays Bank PLC	10/13/2017	23,811

						$1,241,520

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
INR	412,569,000	USD	6,470,047	Barclays Bank PLC	9/5/2017	$(16,219)
INR	412,569,000	USD	6,413,820	Barclays Bank PLC	11/1/2017	(4,662)
JPY	710,433,000	USD	6,496,584	Citibank N.A.	10/13/2017	(22,627)
JPY	711,667,000	USD	6,504,719	Goldman Sachs International	10/13/2017	(19,517)
NZD	1,794,791	USD	1,314,604	JPMorgan Chase Bank N.A.	10/13/2017	(26,868)
USD	6,446,391	INR	412,569,000	Barclays Bank PLC	9/5/2017	(7,437)
USD	6,493,566	CAD	8,241,258	Barclays Bank PLC	10/13/2017	(108,678)
USD	1,152,546	JPY	127,276,000	Barclays Bank PLC	10/13/2017	(7,281)
USD	307,696	GBP	238,000	Brown Brothers Harriman	10/13/2017	(468)
USD	3,230,093	EUR	2,730,000	Citibank N.A.	10/13/2017	(26,556)
USD	8,085,449	CAD	10,273,242	Deutsche Bank AG	10/13/2017	(144,660)
USD	518,884	SEK	4,200,000	Deutsche Bank AG	10/13/2017	(10,852)
USD	3,184,481	DKK	20,094,203	Goldman Sachs International	10/13/2017	(38,961)
USD	208,837	EUR	177,094	Goldman Sachs International	10/13/2017	(2,421)
USD	849,103	GBP	658,462	Goldman Sachs International	10/13/2017	(3,481)
USD	1,033,514	EUR	875,000	JPMorgan Chase Bank N.A.	10/13/2017	(10,283)
USD	645,116	GBP	499,000	JPMorgan Chase Bank N.A.	10/13/2017	(993)

						$(451,964)

Futures Contracts at 8/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note Ultra	Short	USD	83	$11,332,094	December - 2017	$(34,668)
U.S. Treasury Note 10 yr	Short	USD	197	25,015,922	December - 2017	(52,967)

						$(87,635)

At August 31, 2017, the fund had liquid securities with an aggregate value of $397,125 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2017, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$31,305,514	$—	$31,305,514
Non-U.S. Sovereign Debt	—	220,795,414	—	220,795,414
U.S. Corporate Bonds	—	152,708,298	—	152,708,298
Residential Mortgage-Backed Securities	—	42,062,795	—	42,062,795
Commercial Mortgage-Backed Securities	—	14,665,926	—	14,665,926
Asset-Backed Securities (including CDOs)	—	28,506,609	—	28,506,609
Foreign Bonds	—	84,730,059	—	84,730,059
Floating Rate Loans	—	2,695,856	—	2,695,856
Mutual Funds	51,546,092	—	—	51,546,092
Total	$51,546,092	$577,470,471	$—	$629,016,563

Other Financial Instruments
Futures Contracts – Liabilities	$(87,635)	$—	$—	$(87,635)
Forward Foreign Currency Exchange Contracts – Assets	—	1,241,520	—	1,241,520
Forward Foreign Currency Exchange Contracts – Liabilities	—	(451,964)	—	(451,964)

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$613,913,252
Gross unrealized appreciation	20,796,926
Gross unrealized depreciation	(5,693,615)
Net unrealized appreciation (depreciation)	$15,103,311

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		50,275,159	179,217,859	(177,946,926)	51,546,092

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,707)	$5,149	$—	$437,307	$51,546,092

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2017, are as follows:

United States	51.9%
Japan	9.9%
United Kingdom	6.2%
Canada	5.2%
Italy	5.1%
Germany	3.0%
Spain	2.4%
France	1.7%
Indonesia	1.5%
Other Countries	13.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.